Trade and Other Payables (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade accounts payable - third parties	SFr 906,501	SFr 1,810,445
Other	31,746	25,890
Total trade and other payables	SFr 938,247	SFr 1,836,335